Financial Risk (Details 7)	Dec. 31, 2019	Dec. 31, 2018
Central [Member] | Brazil
Disclosure of financial assets [line items]
GDP Growth (Var.%)	2.00%	1.70%
ComEx Growth Index (Var.%)	4.10%	5.60%
Central [Member] | Colombia
Disclosure of financial assets [line items]
GDP Growth (Var.%)	3.40%	3.10%
ComEx Growth Index (Var.%)	6.60%	7.30%
Central [Member] | Mexico
Disclosure of financial assets [line items]
GDP Growth (Var.%)	1.50%	1.50%
ComEx Growth Index (Var.%)	2.20%	3.00%
Central [Member] | Chile
Disclosure of financial assets [line items]
GDP Growth (Var.%)	2.20%	2.40%
ComEx Growth Index (Var.%)	3.10%	4.10%
Central [Member] | Ecuador
Disclosure of financial assets [line items]
GDP Growth (Var.%)	1.30%	1.10%
ComEx Growth Index (Var.%)	4.60%	6.30%
Central [Member] | Guatemala
Disclosure of financial assets [line items]
GDP Growth (Var.%)	3.50%	3.40%
ComEx Growth Index (Var.%)	4.10%	3.40%
Central [Member] | Dominican Republic
Disclosure of financial assets [line items]
GDP Growth (Var.%)	5.00%	5.40%
ComEx Growth Index (Var.%)	5.80%	6.40%
Central [Member] | Panama
Disclosure of financial assets [line items]
GDP Growth (Var.%)	4.60%	4.30%
ComEx Growth Index (Var.%)	3.00%	3.30%
Upside [Member] | Brazil
Disclosure of financial assets [line items]
GDP Growth (Var.%)	3.00%	2.70%
ComEx Growth Index (Var.%)	7.60%	9.10%
Upside [Member] | Colombia
Disclosure of financial assets [line items]
GDP Growth (Var.%)	4.50%	4.20%
ComEx Growth Index (Var.%)	9.60%	10.30%
Upside [Member] | Mexico
Disclosure of financial assets [line items]
GDP Growth (Var.%)	2.50%	2.50%
ComEx Growth Index (Var.%)	6.20%	7.00%
Upside [Member] | Chile
Disclosure of financial assets [line items]
GDP Growth (Var.%)	3.30%	3.50%
ComEx Growth Index (Var.%)	6.60%	7.60%
Upside [Member] | Ecuador
Disclosure of financial assets [line items]
GDP Growth (Var.%)	2.30%	2.10%
ComEx Growth Index (Var.%)	7.60%	9.30%
Upside [Member] | Guatemala
Disclosure of financial assets [line items]
GDP Growth (Var.%)	4.50%	4.40%
ComEx Growth Index (Var.%)	7.10%	6.40%
Upside [Member] | Dominican Republic
Disclosure of financial assets [line items]
GDP Growth (Var.%)	6.20%	6.60%
ComEx Growth Index (Var.%)	9.30%	9.90%
Upside [Member] | Panama
Disclosure of financial assets [line items]
GDP Growth (Var.%)	6.10%	5.80%
ComEx Growth Index (Var.%)	6.00%	6.30%
Downside [Member] | Brazil
Disclosure of financial assets [line items]
GDP Growth (Var.%)	0.60%	0.30%
ComEx Growth Index (Var.%)	0.10%	1.60%
Downside [Member] | Colombia
Disclosure of financial assets [line items]
GDP Growth (Var.%)	2.10%	1.80%
ComEx Growth Index (Var.%)	3.10%	3.80%
Downside [Member] | Mexico
Disclosure of financial assets [line items]
GDP Growth (Var.%)	0.30%	0.30%
ComEx Growth Index (Var.%)	(2.30%)	(1.50%)
Downside [Member] | Chile
Disclosure of financial assets [line items]
GDP Growth (Var.%)	1.00%	1.20%
ComEx Growth Index (Var.%)	(0.90%)	0.10%
Downside [Member] | Ecuador
Disclosure of financial assets [line items]
GDP Growth (Var.%)	(0.20%)	(0.40%)
ComEx Growth Index (Var.%)	1.10%	2.80%
Downside [Member] | Guatemala
Disclosure of financial assets [line items]
GDP Growth (Var.%)	2.30%	2.20%
ComEx Growth Index (Var.%)	0.60%	(0.10%)
Downside [Member] | Dominican Republic
Disclosure of financial assets [line items]
GDP Growth (Var.%)	3.70%	4.10%
ComEx Growth Index (Var.%)	1.80%	2.40%
Downside [Member] | Panama
Disclosure of financial assets [line items]
GDP Growth (Var.%)	3.20%	2.90%
ComEx Growth Index (Var.%)	(0.50%)	(0.20%)